Inventories, net	12 Months Ended
Dec. 31, 2022
Inventories, net
Inventories, net
—
Note 9
Inventories, net
“Inventories, net” consisted of the

following:
December 31, ($ in millions) 2022 2021
Raw materials

2,626 2,136
Work in process 1,189 995
Finished goods

2,036 1,594
Advances to suppliers

177 155
Total 6,028 4,880